November 2, 2007


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


ATTN:      Ms. Patsy Mengiste
           Document Control - EDGAR

RE:        RiverSource Diversified Income Series, Inc.
                RiverSource Diversified Bond Fund
           Post-Effective Amendment No. 63
           File Nos. 002-51586/811-02503
           Accession Number: 0000950137-07-016190

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund does not differ from that contained in Registrant's Post-Effective Amendment No. 63 (Amendment). This Amendment was filed electronically on October 30, 2007.

If you have any questions regarding this filing, please contact either Mary Lou Lutz at (612) 678-1762 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
---------------------------
     Christopher O. Petersen
     Vice President and Group Counsel
     Ameriprise Financial, Inc.